Lines Of Credit	12 Months Ended
Mar. 31, 2012
Lines Of Credit Disclosure [Abstract]
Lines Of Credit Disclosure [Text Block]

Note 9:   Lines of Credit

The Company maintains a $2,500,000 revolving line of credit note payable, of which no balance was outstanding at March 31, 2012 and $1,800,000 outstanding as of March 31, 2011, with an unaffiliated financial institution. The note payable bears interest tied to the prime commercial rate with a floor of 3.50%, the rate at March 31, 2012, matures on September 30, 2012, and is secured by the stock of the national bank owned by the Company.

The Company maintains a $6,700,000 revolving line of credit, of which none was outstanding at March 31, 2012 and 2011, with an unaffiliated financial institution. The line bears interest at the federal funds rate of the financial institution (1.25% at March 31, 2012), has an open-end maturity and is unsecured if used for less than thirty (30) consecutive business days.

The Company has also established borrowing capabilities at the Federal Reserve Bank of St. Louis discount window. Investment securities of $3,000,000 have been pledged as collateral. As of March 31, 2012 and 2011, no amounts were outstanding. The primary credit borrowing rate at March 31, 2012 was 0.75%, has an overnight term, and has no restrictions on use of the funds borrowed.